Portfolio of Investments – as of September 30, 2025 (Unaudited)
Gateway Fund

Shares	Description	Value (†)
Common Stocks — 99.2% of Net Assets
	Aerospace & Defense — 1.6%
138,153	Boeing Co.(a)(b)	$29,817,562
18,373	HEICO Corp.(a)	5,931,172
438,402	RTX Corp.(a)	73,357,807
		109,106,541
	Automobile Components — 0.1%
27,718	Autoliv, Inc.(a)	3,423,173
11,919	Magna International, Inc.(a)	564,722
		3,987,895
	Automobiles — 2.4%
1,255	Ferrari NV(a)	608,951
1,111,305	Ford Motor Co.(a)	13,291,208
344,502	Tesla, Inc.(a)(b)	153,206,929
		167,107,088
	Banks — 4.4%
1,621,838	Bank of America Corp.(a)	83,670,622
525,935	JPMorgan Chase & Co.(a)	165,895,677
661,056	Wells Fargo & Co.(a)	55,409,714
		304,976,013
	Beverages — 0.9%
54,021	Celsius Holdings, Inc.(a)(b)	3,105,667
349,444	Monster Beverage Corp.(a)(b)	23,521,076
268,524	PepsiCo, Inc.(a)	37,711,511
		64,338,254
	Biotechnology — 1.8%
277,976	AbbVie, Inc.(a)	64,362,563
1,352	Alnylam Pharmaceuticals, Inc.(a)(b)	616,512
104,360	Amgen, Inc.(a)	29,450,392
39,674	Biogen, Inc.(a)(b)	5,557,534
62,713	Vertex Pharmaceuticals, Inc.(a)(b)	24,560,919
		124,547,920
	Broadline Retail — 4.2%
1,299,732	Amazon.com, Inc.(a)(b)	285,382,155
2,538	MercadoLibre, Inc.(a)(b)	5,931,154
		291,313,309
	Building Products — 0.4%
355,196	Carrier Global Corp.(a)	21,205,201
17,766	Lennox International, Inc.(a)	9,404,610
		30,609,811
	Capital Markets — 2.3%
36,790	Brookfield Corp.(a)	2,523,058
295,252	Charles Schwab Corp.(a)	28,187,708
14,601	FactSet Research Systems, Inc.(a)	4,183,041
216,194	Intercontinental Exchange, Inc.(a)	36,424,365
414,283	Morgan Stanley(a)	65,854,426
41,804	MSCI, Inc.(a)	23,720,008
		160,892,606
	Chemicals — 0.8%
275,737	Corteva, Inc.(a)	18,648,093
722,863	Dow, Inc.(a)	16,575,249
212,524	LyondellBasell Industries NV, Class A(a)	10,422,177
95,921	RPM International, Inc.(a)	11,307,167
		56,952,686
	Commercial Services & Supplies — 1.0%
421,728	Copart, Inc.(a)(b)	18,965,108
53,505	Waste Connections, Inc.(a)	9,406,179
185,672	Waste Management, Inc.(a)	41,001,948
		69,373,235
Shares	Description	Value (†)
	Communications Equipment — 0.8%
773,845	Cisco Systems, Inc.(a)	$52,946,475
	Construction Materials — 0.4%
43,244	Martin Marietta Materials, Inc.(a)	27,255,828
	Consumer Finance — 0.9%
106,655	Ally Financial, Inc.(a)	4,180,876
144,459	Capital One Financial Corp.(a)	30,709,094
389,560	Synchrony Financial(a)	27,678,238
		62,568,208
	Consumer Staples Distribution & Retail — 1.9%
4,532	Casey's General Stores, Inc.(a)	2,562,030
60,413	Costco Wholesale Corp.(a)	55,920,085
111,016	Target Corp.(a)	9,958,135
35,335	U.S. Foods Holding Corp.(a)(b)	2,707,368
617,024	Walmart, Inc.(a)	63,590,494
		134,738,112
	Containers & Packaging — 0.2%
54,360	Avery Dennison Corp.(a)	8,815,561
21,506	Crown Holdings, Inc.(a)	2,077,265
141,364	Smurfit WestRock PLC(a)	6,017,865
		16,910,691
	Distributors — 0.2%
107,528	Genuine Parts Co.(a)	14,903,381
	Diversified Consumer Services — 0.1%
67,454	Service Corp. International(a)	5,613,522
	Diversified Telecommunication Services — 0.5%
1,244,301	AT&T, Inc.(a)	35,139,060
	Electric Utilities — 0.9%
271,750	Alliant Energy Corp.(a)	18,318,668
349,087	American Electric Power Co., Inc.(a)	39,272,287
61,200	OGE Energy Corp.(a)	2,831,724
		60,422,679
	Electrical Equipment — 1.0%
118,720	Eaton Corp. PLC(a)	44,430,960
22,612	GE Vernova, Inc.(a)	13,904,119
31,715	Hubbell, Inc.(a)	13,647,281
		71,982,360
	Electronic Equipment, Instruments & Components — 0.7%
97,069	CDW Corp.(a)	15,461,150
290,735	Corning, Inc.(a)	23,848,992
3,825	Fabrinet(a)(b)	1,394,672
33,350	Zebra Technologies Corp., Class A(a)(b)	9,910,286
		50,615,100
	Energy Equipment & Services — 0.0%
110,115	Halliburton Co.(a)	2,708,829
	Entertainment — 1.9%
79,556	Live Nation Entertainment, Inc.(a)(b)	12,999,450
63,143	Netflix, Inc.(a)(b)	75,703,406
8,235	Roku, Inc.(a)(b)	824,571
8,485	Spotify Technology SA(a)(b)	5,922,530
313,789	Walt Disney Co.(a)	35,928,840
		131,378,797
	Financial Services — 4.3%
307,923	Berkshire Hathaway, Inc., Class B(a)(b)	154,805,209
45,730	Block, Inc.(a)(b)	3,304,907
300,793	PayPal Holdings, Inc.(a)(b)	20,171,179
356,233	Visa, Inc., Class A(a)	121,610,821
7,987	Voya Financial, Inc.(a)	597,428
		300,489,544

Shares	Description	Value (†)
	Food Products — 0.6%
61,781	Bunge Global SA(a)	$5,019,706
575,934	Mondelez International, Inc., Class A(a)	35,978,597
		40,998,303
	Ground Transportation — 1.0%
88,899	Canadian Pacific Kansas City Ltd.(a)	6,622,086
836,812	CSX Corp.(a)	29,715,194
77,264	Old Dominion Freight Line, Inc.(a)	10,877,226
195,332	Uber Technologies, Inc.(a)(b)	19,136,676
7,406	XPO, Inc.(a)(b)	957,374
		67,308,556
	Health Care Equipment & Supplies — 2.1%
366,884	Abbott Laboratories(a)	49,140,443
494,281	Boston Scientific Corp.(a)(b)	48,256,654
90,951	Intuitive Surgical, Inc.(a)(b)	40,676,016
24,825	STERIS PLC(a)	6,142,698
		144,215,811
	Health Care Providers & Services — 1.9%
235,601	CVS Health Corp.(a)	17,761,959
79,403	Elevance Health, Inc.(a)	25,656,697
64,613	HCA Healthcare, Inc.(a)	27,538,061
16,707	Molina Healthcare, Inc.(a)(b)	3,197,052
154,741	UnitedHealth Group, Inc.(a)	53,432,067
27,630	Universal Health Services, Inc., Class B(a)	5,648,677
		133,234,513
	Health Care Technology — 0.1%
35,149	Veeva Systems, Inc., Class A(a)(b)	10,471,239
	Hotels, Restaurants & Leisure — 1.6%
5,917	Booking Holdings, Inc.(a)	31,947,481
140,501	Hilton Worldwide Holdings, Inc.(a)	36,451,579
136,472	McDonald's Corp.(a)	41,472,476
23,727	Restaurant Brands International, Inc.(a)	1,521,850
		111,393,386
	Household Durables — 0.5%
2,093	NVR, Inc.(a)(b)	16,816,543
103,093	Toll Brothers, Inc.(a)	14,241,267
9,472	TopBuild Corp.(a)(b)	3,702,226
		34,760,036
	Household Products — 0.9%
413,582	Procter & Gamble Co.(a)	63,546,874
	Industrial Conglomerates — 0.6%
195,445	Honeywell International, Inc.(a)	41,141,173
	Industrial REITs — 0.3%
171,517	Prologis, Inc.(a)	19,642,127
	Insurance — 2.2%
367,972	Aflac, Inc.(a)	41,102,472
62,253	American Financial Group, Inc.(a)	9,071,507
91,119	Aon PLC, Class A(a)	32,491,213
147,374	Arthur J Gallagher & Co.(a)	45,647,623
66,655	Fidelity National Financial, Inc.(a)	4,031,961
3,155	Markel Group, Inc.(a)(b)	6,030,341
219,438	Unum Group(a)	17,067,888
		155,443,005
	Interactive Media & Services — 7.8%
294,204	Alphabet, Inc., Class A(a)	71,520,992
1,070,918	Alphabet, Inc., Class C(a)	260,822,079
290,432	Meta Platforms, Inc., Class A(a)	213,287,452
		545,630,523
	IT Services — 0.3%
39,628	Shopify, Inc., Class A(a)(b)	5,889,117
Shares	Description	Value (†)
	IT Services — continued
14,606	Twilio, Inc., Class A(a)(b)	$1,461,914
59,705	VeriSign, Inc.(a)	16,691,727
		24,042,758
	Life Sciences Tools & Services — 0.5%
68,141	Agilent Technologies, Inc.(a)	8,745,897
31,615	ICON PLC(a)(b)	5,532,625
44,360	Illumina, Inc.(a)(b)	4,212,869
61,991	IQVIA Holdings, Inc.(a)(b)	11,774,571
26,751	Qiagen NV	1,195,235
		31,461,197
	Machinery — 2.5%
121,157	Caterpillar, Inc.(a)	57,810,063
74,195	Cummins, Inc.(a)	31,337,742
66,901	Deere & Co.(a)	30,591,151
56,430	Parker-Hannifin Corp.(a)	42,782,404
121,067	Pentair PLC(a)	13,409,381
		175,930,741
	Media — 0.1%
126,519	Omnicom Group, Inc.(a)	10,315,094
	Metals & Mining — 0.3%
87,087	Freeport-McMoRan, Inc.(a)	3,415,552
96,374	Southern Copper Corp.(a)	11,695,949
47,801	Steel Dynamics, Inc.(a)	6,664,893
		21,776,394
	Multi-Utilities — 1.0%
260,977	Ameren Corp.(a)	27,240,779
180,721	Consolidated Edison, Inc.(a)	18,166,075
227,581	WEC Energy Group, Inc.(a)	26,078,507
		71,485,361
	Oil, Gas & Consumable Fuels — 2.9%
45,031	Cheniere Energy, Inc.(a)	10,581,384
299,654	Chevron Corp.(a)	46,533,270
316,442	ConocoPhillips(a)	29,932,249
613,012	Exxon Mobil Corp.(a)	69,117,103
221,708	Occidental Petroleum Corp.(a)	10,475,703
203,808	ONEOK, Inc.(a)	14,871,870
115,386	Targa Resources Corp.(a)	19,331,770
		200,843,349
	Pharmaceuticals — 2.7%
117,262	Eli Lilly & Co.(a)	89,470,906
377,761	Johnson & Johnson(a)	70,044,445
379,187	Merck & Co., Inc.(a)	31,825,165
		191,340,516
	Professional Services — 0.9%
141,064	Automatic Data Processing, Inc.(a)	41,402,284
4,628	Booz Allen Hamilton Holding Corp.(a)	462,568
160,547	Paychex, Inc.(a)	20,350,938
		62,215,790
	Real Estate Management & Development — 0.2%
13,956	Jones Lang LaSalle, Inc.(a)(b)	4,162,796
99,324	Zillow Group, Inc., Class C(a)(b)	7,652,914
		11,815,710
	Residential REITs — 0.0%
13,030	American Homes 4 Rent, Class A	433,248
	Semiconductors & Semiconductor Equipment — 13.9%
282,061	Advanced Micro Devices, Inc.(a)(b)	45,634,649
118,250	Analog Devices, Inc.(a)	29,054,025
595,168	Broadcom, Inc.(a)	196,351,875
16,618	Entegris, Inc.(a)	1,536,500
473,398	Intel Corp.(a)(b)	15,882,503

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
62,909	Marvell Technology, Inc.(a)	$5,288,760
90,500	Micron Technology, Inc.(a)	15,142,460
3,076,464	NVIDIA Corp.(a)	574,006,653
66,456	ON Semiconductor Corp.(a)(b)	3,276,945
206,068	QUALCOMM, Inc.(a)	34,281,473
106,600	Teradyne, Inc.(a)	14,672,424
183,356	Texas Instruments, Inc.(a)	33,687,998
		968,816,265
	Software — 10.7%
89,414	Adobe, Inc.(a)(b)	31,540,788
5,468	Atlassian Corp., Class A(a)(b)	873,240
84,383	Cadence Design Systems, Inc.(a)(b)	29,640,373
4,735	Check Point Software Technologies Ltd.(a)(b)	979,719
27,703	CrowdStrike Holdings, Inc., Class A(a)(b)	13,584,997
11,201	Docusign, Inc.(a)(b)	807,480
6,184	Manhattan Associates, Inc.(a)(b)	1,267,596
981,047	Microsoft Corp.(a)	508,133,294
254,413	Oracle Corp.(a)	71,551,112
257,088	Palantir Technologies, Inc., Class A(a)(b)	46,897,993
40,910	ServiceNow, Inc.(a)(b)	37,648,655
22,602	Workday, Inc., Class A(a)(b)	5,440,979
		748,366,226
	Specialized REITs — 0.5%
138,003	Crown Castle, Inc.(a)	13,315,909
127,880	CubeSmart(a)	5,199,601
49,053	Lamar Advertising Co., Class A(a)	6,005,068
55,636	SBA Communications Corp.(a)	10,757,221
		35,277,799
	Specialty Retail — 1.9%
20,171	Dick's Sporting Goods, Inc.(a)	4,482,400
195,258	Home Depot, Inc.(a)	79,116,589
165,081	Lowe's Cos., Inc.(a)	41,486,506
150,845	Valvoline, Inc.(a)(b)	5,416,844
		130,502,339
	Technology Hardware, Storage & Peripherals — 7.2%
1,908,501	Apple, Inc.(a)	485,961,610
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
52,360	Dell Technologies, Inc., Class C(a)	$7,423,077
73,304	Super Micro Computer, Inc.(a)(b)	3,514,194
45,693	Western Digital Corp.(a)	5,485,901
		502,384,782
	Textiles, Apparel & Luxury Goods — 0.2%
16,507	Lululemon Athletica, Inc.(a)(b)	2,937,091
151,148	NIKE, Inc., Class B(a)	10,539,550
		13,476,641
	Tobacco — 0.1%
171,375	British American Tobacco PLC, ADR(a)	9,096,585
	Wireless Telecommunication Services — 0.0%
179,222	Vodafone Group PLC, ADR	2,078,975
	Total Common Stocks (Identified Cost $1,318,651,271)	6,930,323,260
	Total Purchased Options — 0.6% (Identified Cost $63,738,425) (see details below)	39,335,355

Principal Amount
Short-Term Investments — 1.5%
$105,383,817
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 9/30/2025 at
2.650% to be repurchased at $105,391,574
on 10/01/2025  collateralized by $106,247,000
U.S. Treasury Note, 4.000% due 2/29/2028 valued
at $107,491,525 including accrued interest(c)
(Identified Cost $105,383,817)
		105,383,817
	Total Investments — 101.3% (Identified Cost $1,487,773,513)	7,075,042,432
	Other assets less liabilities — (1.3)%	(92,363,528)
	Net Assets — 100.0%	$6,982,678,904

Purchased Options — 0.6%
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options — 0.6%
S&P 500® Index, Put(b)(d)	11/21/2025	5,775	1,475	$986,547,850	$10,136,937	$2,175,625
S&P 500® Index, Put(b)(d)	12/19/2025	5,800	1,476	987,216,696	9,867,798	4,678,920
S&P 500® Index, Put(b)(d)	12/19/2025	5,900	1,475	986,547,850	9,110,338	5,494,375
S&P 500® Index, Put(b)(d)	12/19/2025	5,950	1,440	963,138,240	9,478,800	5,817,600
S&P 500® Index, Put(b)(d)	12/19/2025	6,000	1,475	986,547,850	8,481,988	6,467,875
S&P 500® Index, Put(b)(d)	12/19/2025	6,050	1,476	987,216,696	7,856,010	7,040,520
S&P 500® Index, Put(b)(d)	12/19/2025	6,100	1,476	987,216,696	8,806,554	7,660,440
Total					$63,738,425	$39,335,355

Written Options — (1.3%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (1.3%)
S&P 500® Index, Call(d)	10/17/2025	6,650	(1,143)	$(764,490,978)	$(7,183,183)	$(11,241,405)
S&P 500® Index, Call(d)	10/31/2025	6,700	(1,144)	(765,159,824)	(9,892,740)	(11,937,640)
S&P 500® Index, Call(d)	11/21/2025	6,700	(1,144)	(765,159,824)	(9,887,077)	(16,479,320)
S&P 500® Index, Call(d)	11/21/2025	6,800	(1,143)	(764,490,978)	(6,706,850)	(10,161,270)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
S&P 500® Index, Call(d)	11/21/2025	6,850	(1,144)	$(765,159,824)	$(9,923,628)	$(7,681,960)
S&P 500® Index, Call(d)	11/28/2025	6,800	(1,144)	(765,159,824)	(7,004,140)	(11,405,680)
S&P 500® Index, Call(d)	11/28/2025	6,900	(1,144)	(765,159,824)	(4,714,687)	(6,646,640)
S&P 500® Index, Call(d)	12/19/2025	6,950	(1,144)	(765,159,824)	(8,412,141)	(7,990,840)
S&P 500® Index, Call(d)	12/19/2025	7,000	(1,143)	(764,490,978)	(5,851,589)	(6,212,205)
Total					$(69,576,035)	$(89,756,960)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National
Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of September 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)
The Fund's investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes
(sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction.
Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,930,323,260	$ —	$ —	$6,930,323,260
Purchased Options(a)	39,335,355	—	—	39,335,355
Short-Term Investments	—	105,383,817	—	105,383,817
Total	$6,969,658,615	$105,383,817	$ —	$7,075,042,432

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(89,756,960)	$ —	$ —	$(89,756,960)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.